Debt securities in issue	12 Months Ended
Dec. 31, 2017
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Debt securities in issue

16 Debt securities in issue

Debt securities in issue relate to debentures and other issued debt securities with either fixed interest rates or interest rates based on floating interest rate levels, such as certificates of deposit and accepted bills issued by ING Group, except for subordinated items. Debt securities in issue do not include debt securities presented as Financial liabilities at fair value through profit or loss. ING Group does not have debt securities that are issued on terms other than those available in the normal course of business. The maturities of the debt securities are as follows:

Debt securities in issue – maturities
	2017	2016
Fixed rate debt securities
Within 1 year	29,296	27,208
More than 1 year but less than 2 years	7,084	12,151
More than 2 years but less than 3 years	7,629	7,365
More than 3 years but less than 4 years	8,369	7,893
More than 4 years but less than 5 years	5,411	8,674
More than 5 years	9,159	14,716

Total fixed rate debt securities	66,948	78,007
Floating rate debt securities
Within 1 year	15,091	13,278
More than 1 year but less than 2 years	3,932	2,724
More than 2 years but less than 3 years	1,341	4,168
More than 3 years but less than 4 years	278	793
More than 4 years but less than 5 years	3,673	320
More than 5 years	4,823	3,944

Total floating rate debt securities	29,138	25,227

Total debt securities	96,086	103,234

In 2017, the decrease in Debt securities in issue of EUR 7.1 billion is mainly attributable to a decrease in long term maturity bonds of EUR 5.9 billion, a decrease of EUR 3.8 billion in certificates of deposit, decrease of EUR 2.8 billion in covered bonds, and, decrease in other debt securities in issue EUR 0.9 billion, partially offset by an increase in commercial paper of EUR 6.3 billion.

As at 31 December 2017, ING Group has unused lines of credit available including the payment of commercial paper borrowings relating to debt securities in issue of EUR 5,750 million (2016: EUR 12,015 million).